INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Schedule of interests in subsidiaries
The table below shows details of non-wholly owned subsidiaries of the partnership that have material non-controlling interests:

	Jurisdiction of formation	Proportion of economic interests held by non- controlling interests		Non-controlling interests: Interests of others in operating subsidiaries and properties
(US$ Millions)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
BPO(1)	Canada	—%	—%	$4,808	$4,757
BPR Retail Holdings LLC(2)	United States	—%	—%	1,787	1,773
BSREP CARS Sub-Pooling LLC(3)	United States	71%	71%	973	957
BSREP II PBSA Ltd.	Bermuda	75%	75%	791	687
BSREP II MH Holdings LLC(3)	United States	74%	74%	773	700
Center Parcs UK(3)	United Kingdom	73%	73%	675	863
BSREP II Aries Pooling LLC(3)	United States	74%	74%	554	603
BSREP II Retail Upper Pooling LLC(3)	United States	50%	50%	541	552
BSREP II Korea Office Holdings Pte. Ltd.	South Korea	78%	78%	484	766
BSREP India Office Holdings Pte. Ltd.	United States	67%	67%	403	612
BSREP UA Holdings LLC(3)	Cayman Islands	70%	70%	102	507
Forest City(3)(4)	United States	—%	85%	—	3,437
Other	Various	18% - 76%	18% - 92%	4,094	2,242
Total				$15,985	$18,456

(1)	Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.

(2)	Includes non-controlling interests in BPR subsidiaries.

(3)
Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.

(4)	The non-controlling interests of Forest City was deconsolidated on January 31, 2019. See Note 5, Investment Properties, for further information.

Summarized financial information in respect of each of the partnership’s subsidiaries that have material non-controlling interests is set out below. The summarized financial information below represents amounts before intercompany eliminations.

	Dec. 31, 2019
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
BPO	$1,705	$43,102	$7,133	$17,033	$4,979	$15,662
BPR Retail Holdings LLC	402	32,526	1,523	15,509	1,787	14,109
BSREP CARS Sub-Pooling LLC	65	4,512	76	3,189	973	339
BSREP II PBSA Ltd.	68	2,633	73	1,566	791	271
BSREP II MH Holdings LLC	45	2,522	47	1,497	773	250
Center Parcs UK	70	4,445	242	3,343	675	255
BSREP II Aries Pooling LLC	158	1,880	487	808	554	189
BSREP II Retail Upper Pooling LLC	109	2,659	315	1,360	541	552
BSREP II Korea Office Holdings Pte. Ltd.	96	3,089	64	2,497	484	140
BSREP India Office Holdings Pte. Ltd.	35	2,252	150	1,539	403	195
BSREP UA Holdings LLC	46	349	6	243	102	44
Forest City(1)	—	—	—	—	—	—
Total	$2,799	$99,969	$10,116	$48,584	$12,062	$32,006

(1)	The non-controlling interests of Forest City was deconsolidated on January 31, 2019. See Note 5, Investment Properties, for further information.

	Dec. 31, 2018
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
BPO	$1,391	$38,895	$5,216	$16,521	$4,928	$13,621
Forest City	1,029	11,246	602	7,741	3,437	495
BPR Retail Holdings LLC	478	29,197	507	13,241	1,773	14,154
BSREP CARS Sub-Pooling LLC	38	5,074	42	3,776	957	337
Center Parcs UK	191	4,110	242	2,869	863	327
BSREP II Korea Office Holdings Pte. Ltd.	87	2,986	56	2,030	766	221
BSREP II MH Holdings LLC	42	2,438	39	1,515	700	226
BSREP II PBSA Ltd.	72	2,196	428	918	687	235
BSREP India Office Holdings Pte. Ltd.	44	2,044	183	996	612	297
BSREP II Aries Pooling LLC	95	2,246	330	1,202	603	206
BSREP II Retail Upper Pooling LLC	88	2,956	970	976	552	546
BSREP UA Holdings LLC	51	1,583	28	880	507	219
Total	$3,606	$104,971	$8,643	$52,665	$16,385	$30,884

	Year ended Dec. 31, 2019
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,149	$318	$306	$77	$757	$808
BPR Retail Holdings LLC	1,592	66	67	122	652	657
BSREP CARS Sub-Pooling LLC	317	67	62	48	23	21
BSREP II PBSA Ltd.	148	144	173	85	49	59
BSREP II MH Holdings LLC	239	62	62	—	20	20
Center Parcs UK	658	47	139	320	17	51
BSREP II Aries Pooling LLC	256	75	74	33	26	26
BSREP II Retail Upper Pooling LLC	298	(121)	(121)	2	(116)	(116)
BSREP II Korea Office Holdings Pte. Ltd.	219	52	26	131	15	7
BSREP India Office Holdings Pte. Ltd.	187	144	129	181	70	62
BSREP UA Holdings LLC	115	(96)	(96)	222	(43)	(43)
Forest City(1)	—	—	—	—	—	—
Total	$6,178	$758	$821	$1,221	$1,470	$1,552

(1)	The non-controlling interests of Forest City was deconsolidated on January 31, 2019. See Note 5, Investment Properties, for further information.

	Year ended Dec. 31, 2018
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,159	$245	$240	$35	$147	$194
Forest City	65	(153)	(153)	21	(27)	(27)
BPR Retail Holdings LLC	584	34	34	(1)	457	447
BSREP CARS Sub-Pooling LLC	311	105	99	54	37	34
Center Parcs UK	644	87	50	55	33	19
BSREP II Korea Office Holdings Pte. Ltd.	211	96	69	8	28	20
BSREP II MH Holdings LLC	248	132	132	8	42	42
BSREP II PBSA Ltd.	131	68	20	—	23	7
BSREP India Office Holdings Pte. Ltd.	176	245	209	11	119	102
BSREP II Aries Pooling LLC	190	51	52	69	18	18
BSREP II Retail Upper Pooling LLC	302	(190)	(191)	1	(189)	(190)
BSREP UA Holdings LLC	128	20	20	—	9	9
Total	$5,149	$740	$581	$261	$697	$675

	Year ended Dec. 31, 2017
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,224	$120	$139	$9	$(718)	$(672)
BSREP CARS Sub-Pooling LLC	311	87	85	377	30	29
Center Parcs UK	587	13	94	210	5	36
BSREP Industrial Pooling Subsidiary L.P.(1)	143	175	175	163	65	65
BSREP II Korea Office Holdings Pte. Ltd.	194	144	230	119	41	66
BSREP II Aries Pooling LLC	285	53	54	59	18	18
BSREP II Retail Upper Pooling LLC	306	50	50	1	42	42
BSREP II MH Holdings LLC	194	133	133	16	44	44
Brookfield Strategic Real Estate Partners II Storage REIT LLC(2)	168	82	82	8	27	27
BSREP II PBSA Ltd.	74	109	131	—	37	44
BSREP UA Holdings LLC	124	117	117	99	50	50
BREF ONE, LLC(2)	717	(33)	(8)	—	(17)	(5)
BSREP II Brazil Pooling LLC(2)	70	63	55	17	30	26
BSREP India Office Holdings Pte. Ltd.	156	130	154	47	63	75
BSREP Europe Holdings L.P.(2)	96	782	896	1,289	359	419
Total	$5,649	$2,025	$2,387	$2,414	$76	$264

(1)	In the fourth quarter of 2018, the partnership sold its U.S. logistics portfolio held through a Brookfield-sponsored real estate fund.

(2)	In the current year ended December 31, 2019, these entities are presented within Other non-controlling interest as the non-controlling interests are not material.
The following table presents the partnership’s material subsidiaries as of December 31, 2019 and 2018:

	Jurisdiction of formation	Economic interest		Voting interest
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Subsidiary of the partnership
Brookfield Property L.P.(1)	Bermuda	50%	49%	100%	100%
Holding entities of the operating partnership
BPY Bermuda IV Holdings L.P.	Delaware	100%	100%	100%	100%
Brookfield BPY Retail Holdings II Inc.	Ontario	100%	100%	100%	100%
BPY Bermuda Holdings Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings II Limited	Bermuda	100%	100%	100%	100%
Brookfield BPY Holdings Inc.	Ontario	100%	100%	100%	100%
BPY Bermuda Holdings IV Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings IA Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings V Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings VI Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings VII Limited	Bermuda	100%	—%	100%	—%
Real estate subsidiaries of the holding entities
Brookfield Office Properties Inc. (“BPO”)	Canada	100%	100%	100%	100%
Brookfield BPY Holdings (Australia) ULC(2)	Canada	100%	100%	—%	—%
Forest City(4)	United States	—%	15%	—%	—%
BPR Retail Holdings LLC(5)	United States	100%	100%	95%	91%
BSREP CARS Sub-Pooling LLC(3)	United States	29%	29%	—%	—%
Center Parcs UK(3)	United Kingdom	27%	27%	—%	—%
BSREP II Aries Pooling LLC(3)	United States	26%	26%	—%	—%
BSREP UA Holdings LLC(3)	Cayman Islands	30%	30%	—%	—%
BSREP India Office Holdings Pte. Ltd.(3)	United States	33%	33%	—%	—%
BSREP II Retail Upper Pooling LLC(3)	United States	50%	50%	33%	33%
BSREP II Korea Office Holdings Pte. Ltd.(3)	South Korea	22%	22%	—%	—%
BSREP II PBSA Ltd.(3)	Bermuda	25%	25%	—%	—%
BSREP II MH Holdings LLC(3)	United States	26%	26%	—%	—%

(1)
BPY holds all managing general partner units of the operating partnership and therefore has the power to direct the relevant activities and affairs of the operating partnership. The managing general partner units represent 50% and 49% of the total number of the operating partnership’s units at December 31, 2019 and 2018, respectively.

(2)	This entity holds certain Australian properties not held through BPO.

(3)
The partnership holds its economic interest in these assets primarily through limited partnership interests in Brookfield-sponsored real estate funds. By their nature, limited partnership interests do not have any voting rights. The partnership has entered into voting agreements to provide the partnership with the ability to contractually direct the relevant activities of the investees.

(4)
Included non-controlling interests in recently acquired Forest City portfolio in 2018.The partnership deconsolidated Forest City on January 31, 2019. See Note 5, Investment Properties for further information.

(5)
The partnership obtained control of GGP during the third quarter of 2018 following the acquisition of the common shares not previously held by the partnership. Please see Note 4, Acquisition of GGP Inc., for further information. The partnership controls BPR as it held 95% of the voting stock of BPR through its 100% ownership of the BPR Class B and Class C shares. The balance of the voting rights in respect of BPR are held by the holders of the BPR Units.